Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net licensing revenue	$ 3,103,000	$ 2,903,000	$ 11,546,000	$ 10,432,000
Design and service fee revenue	437,000	285,000	1,619,000	2,271,000
Net retail sales	26,000	0	203,000	0
Total revenues	3,566,000	3,188,000	13,368,000	12,703,000
Cost of goods sold	33,000	0	93,000	0
Gross profit	3,533,000	3,188,000	13,275,000	12,703,000
Operating expenses
Salaries, benefits and employment taxes	2,102,000	1,565,000	6,520,000	5,475,000
Other design and marketing costs	175,000	198,000	473,000	728,000
Other selling, general and administrative expenses	743,000	604,000	2,494,000	2,050,000
Stock-based compensation	1,567,000	65,000	4,810,000	4,623,000
Depreciation and amortization	235,000	217,000	893,000	856,000
Total operating expenses	4,822,000	2,649,000	15,190,000	13,732,000
Other expenses (income)
Loss (gain) on extinguishment of debt			1,351,000	(422,000)
Gain on reduction of contingent obligations			(5,122,000)	(6,300,000)
Total other income			(3,771,000)	(6,722,000)
Operating income (loss)	(1,289,000)	539,000	1,856,000	5,693,000
Interest and finance expense
Interest expense - term loan	144,000	276,000	882,000	1,148,000
Other interest and finance charges	94,000	242,000	844,000	1,027,000
Total interest and finance expense	238,000	518,000	1,726,000	2,175,000
Income (loss) before income taxes	(1,527,000)	21,000	130,000	3,518,000
Provision (benefit) for income taxes	(572,000)	8,000	(1,402,000)	(766,000)
Net income (loss)	$ (955,000)	$ 13,000	$ 1,532,000	$ 4,284,000
Net income (loss) per share:
Basic (in dollars per share)	$ (0.09)	$ 0.00	$ 0.17	$ 0.62
Diluted (in dollars per share)	$ (0.09)	$ 0.00	$ 0.16	$ 0.57
Weighted average number of common shares outstanding:
Basic (in shares)	10,830,312	7,339,979	9,193,101	6,936,452
Diluted (in shares)	10,830,312	7,922,529	9,791,493	7,577,561